NXJ
Nuveen New Jersey Quality Muncipal Income Fund
Portfolio of Investments    May 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 147.8% (100.0% of Total Investments)
	MUNICIPAL BONDS – 147.8% (100.0% of Total Investments)
	Consumer Discretionary – 0.4% (0.3% of Total Investments)
	Middlesex County Improvement Authority, New Jersey, Senior Revenue Bonds, Heldrich Center Hotel/Conference Center Project, Series 2005A:
$2,460	5.000%, 1/01/32	7/19 at 100.00	Caa2	$1,903,573
1,485	5.125%, 1/01/37	7/19 at 100.00	Caa2	1,077,902
3,945	Total Consumer Discretionary			2,981,475
	Consumer Staples – 4.6% (3.1% of Total Investments)
	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2018A:
8,505	4.000%, 6/01/37	6/28 at 100.00	A-	8,890,787
965	5.000%, 6/01/46	6/28 at 100.00	BBB+	1,080,578
11,680	5.250%, 6/01/46	6/28 at 100.00	BBB+	13,341,947
6,930	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2018B, 5.000%, 6/01/46	6/28 at 100.00	BBB	7,411,219
28,080	Total Consumer Staples			30,724,531
	Education and Civic Organizations – 20.6% (13.9% of Total Investments)
1,760	Camden County Improvement Authority, New Jersey, Lease Revenue Bonds, Rowan University School of Osteopathic Medicine Project, Refunding Series 2013A, 5.000%, 12/01/32	12/23 at 100.00	A	1,962,946
1,000	New Jersey Economic Development Authority, Charter School Revenue Bonds, Foundation Academy Charter School, Series 2018A, 5.000%, 7/01/50	1/28 at 100.00	BBB-	1,103,250
175	New Jersey Economic Development Authority, Charter School Revenue Bonds, Teaneck Community Charter School, Series 2017A, 5.125%, 9/01/52, 144A	9/27 at 100.00	BB	185,043
2,025	New Jersey Economic Development Authority, Revenue Bonds, The Seeing Eye Inc, Refunding Series 2015, 5.000%, 3/01/25	No Opt. Call	A	2,383,263
	New Jersey Economic Development Authority, Revenue Bonds, The Seeing Eye Inc, Refunding Series 2017:
500	5.000%, 6/01/32	12/27 at 100.00	A	604,215
820	3.000%, 6/01/32	12/27 at 100.00	A	840,713
2,455	New Jersey Economic Development Authority, Rutgers University General Obligation Lease Revenue Bonds, Tender Option Bond 2016-XF2357, 14.073%, 6/15/46, 144A (IF) (4)	6/23 at 100.00	Aa3	3,538,195
	New Jersey Education Facilities Authority Revenue Bonds, The College of New Jersey Issue, Series 2013A:
2,475	5.000%, 7/01/38	7/23 at 100.00	AA-	2,734,504
3,250	5.000%, 7/01/43	7/23 at 100.00	AA-	3,580,102

NXJ	Nuveen New Jersey Quality Muncipal Income Fund (continued)
Portfolio of Investments May 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
$1,100	New Jersey Educational Facilities Authority, Revenue Bonds, Kean University, Refunding Series 2015H, 4.000%, 7/01/39 – AGM Insured	7/25 at 100.00	AA	$1,180,630
5,950	New Jersey Educational Facilities Authority, Revenue Bonds, Montclair State University, Series 2014A, 5.000%, 7/01/44	7/24 at 100.00	AA-	6,663,643
	New Jersey Educational Facilities Authority, Revenue Bonds, Montclair State University, Series 2015D:
2,395	5.000%, 7/01/31	7/25 at 100.00	AA-	2,793,289
1,600	5.000%, 7/01/33	7/25 at 100.00	AA-	1,857,408
1,000	5.000%, 7/01/34	7/25 at 100.00	AA-	1,157,680
	New Jersey Educational Facilities Authority, Revenue Bonds, Passaic County Community College, Series 2010C:
1,500	5.250%, 7/01/32	7/20 at 100.00	A3	1,554,330
1,000	5.375%, 7/01/41	7/20 at 100.00	A3	1,036,670
4,335	New Jersey Educational Facilities Authority, Revenue Bonds, Princeton University, Tender Option Bond Trust 2015-XF0099, 10.905%, 7/01/39, 144A (IF)	7/21 at 100.00	AAA	5,222,461
4,000	New Jersey Educational Facilities Authority, Revenue Bonds, Princeton University, Tender Option Bond Trust 2015-XF0149, 11.123%, 7/01/44, 144A (IF) (4)	7/24 at 100.00	AAA	5,691,320
	New Jersey Educational Facilities Authority, Revenue Bonds, Ramapo College, Refunding Series 2012B:
550	5.000%, 7/01/37	7/22 at 100.00	A	596,013
1,050	5.000%, 7/01/42	7/22 at 100.00	A	1,135,565
	New Jersey Educational Facilities Authority, Revenue Bonds, Rider University, Series 2012A:
1,150	5.000%, 7/01/32	7/21 at 100.00	Baa2	1,198,530
740	5.000%, 7/01/37	7/21 at 100.00	Baa2	766,877
	New Jersey Educational Facilities Authority, Revenue Bonds, Rider University, Series 2017F:
330	3.750%, 7/01/37	7/27 at 100.00	Baa2	331,676
3,830	4.000%, 7/01/42	7/27 at 100.00	Baa2	3,908,745
4,205	5.000%, 7/01/47	7/27 at 100.00	Baa2	4,668,097
1,200	New Jersey Educational Facilities Authority, Revenue Bonds, Seton Hall University, Refunding Series 2015C, 5.000%, 7/01/35	7/25 at 100.00	A-	1,368,264
775	New Jersey Educational Facilities Authority, Revenue Bonds, Seton Hall University, Refunding Series 2017D, 3.500%, 7/01/44	7/27 at 100.00	A-	805,388
	New Jersey Educational Facilities Authority, Revenue Bonds, Seton Hall University, Series 2013D:
685	5.000%, 7/01/38	7/23 at 100.00	A-	759,925
1,935	5.000%, 7/01/43	7/23 at 100.00	A-	2,136,298
1,970	New Jersey Educational Facilities Authority, Revenue Bonds, Seton Hall University, Series 2016C, 3.000%, 7/01/46	7/26 at 100.00	A-	1,944,055

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
	New Jersey Educational Facilities Authority, Revenue Bonds, Stevens Institute of Technology, Series 2017A:
$1,060	5.000%, 7/01/37	7/27 at 100.00	A-	$1,250,418
2,500	5.000%, 7/01/42	7/27 at 100.00	A-	2,921,975
3,160	5.000%, 7/01/47	7/27 at 100.00	A-	3,674,922
1,050	4.000%, 7/01/47	7/27 at 100.00	A-	1,123,479
975	New Jersey Educational Facilities Authority, Revenue Bonds, The College of Saint Elizabeth, Series 2016D, 5.000%, 7/01/46	7/26 at 100.00	BB	1,029,610
4,560	New Jersey Educational Facilities Authority, Revenue Bonds, William Paterson University, Series 2015C, 5.000%, 7/01/40	7/25 at 100.00	A2	5,170,082
	New Jersey Educational Facilities Authority, Revenue Bonds, William Paterson University, Series 2017B:
2,000	5.000%, 7/01/42 – AGM Insured	7/27 at 100.00	AA	2,342,340
2,420	5.000%, 7/01/47 – AGM Insured	7/27 at 100.00	AA	2,823,874
	New Jersey Higher Education Assistance Authority, Senior Student Loan Revenue Bonds, Refunding Series 2018A:
2,500	3.750%, 12/01/30 (AMT)	6/28 at 100.00	Aaa	2,663,625
2,560	4.000%, 12/01/32 (AMT)	6/28 at 100.00	Aaa	2,771,891
2,000	4.000%, 12/01/33 (AMT)	6/28 at 100.00	Aaa	2,164,540
2,135	4.000%, 12/01/35 (AMT)	6/28 at 100.00	Aaa	2,292,606
	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Senior Lien Series 2016-1A:
6,180	3.500%, 12/01/32 (AMT)	12/25 at 100.00	Aaa	6,429,363
1,430	4.000%, 12/01/39 (AMT)	12/25 at 100.00	Aaa	1,500,256
720	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2010-1A, 5.000%, 12/01/25	12/19 at 100.00	Aaa	732,118
960	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2010-2, 5.000%, 12/01/30	12/20 at 100.00	Aaa	1,006,944
785	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2011-1, 5.750%, 12/01/27 (AMT)	12/21 at 100.00	Aaa	844,032
	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2012-1A:
2,535	4.250%, 12/01/25 (AMT)	12/22 at 100.00	Aaa	2,695,567
835	4.375%, 12/01/26 (AMT)	12/22 at 100.00	Aaa	886,929
500	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2012-1B, 5.750%, 12/01/39 (AMT)	12/22 at 100.00	Aaa	552,300
845	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2013-1A, 3.750%, 12/01/26 (AMT)	12/22 at 100.00	Aaa	882,881
	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2015-1A:
5,000	4.000%, 12/01/28 (AMT)	12/24 at 100.00	Aaa	5,415,500
2,575	4.000%, 12/01/30 (AMT)	12/24 at 100.00	Aaa	2,742,452

NXJ	Nuveen New Jersey Quality Muncipal Income Fund (continued)
Portfolio of Investments May 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
$6,855	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Subordinate Series 2017-C, 4.250%, 12/01/47 (AMT)	12/26 at 100.00	Aaa	$7,282,204
	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Tender Option Bond Trust 2015-XF0151:
796	7.862%, 12/01/23 (AMT), 144A (IF) (4)	12/22 at 100.00	AAA	933,103
710	8.036%, 12/01/24 (AMT), 144A (IF) (4)	12/22 at 100.00	AAA	831,005
485	8.436%, 12/01/25 (AMT), 144A (IF) (4)	12/22 at 100.00	AAA	573,420
145	8.783%, 12/01/26 (AMT), 144A (IF) (4)	12/22 at 100.00	AAA	170,553
1,980	9.822%, 12/01/27 (AMT), 144A (IF)	12/22 at 100.00	AAA	2,511,769
2,000	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Tender Option Bond Trust 2016-XG0001, 16.260%, 6/01/30, 144A (IF) (4)	6/19 at 100.00	AAA	2,006,920
400	New Jersey Institute of Technology, New Jersey, General Obligation Bonds, Series 2012A, 5.000%, 7/01/42	7/22 at 100.00	A1	432,100
2,300	New Jersey Institute of Technology, New Jersey, General Obligation Bonds, Series 2015A, 5.000%, 7/01/45	7/25 at 100.00	A1	2,634,788
2,170	Rutgers State University, New Jersey, Revenue Bonds, Tender Option Bond 2016-XF2356, 13.887%, 5/01/43, 144A (IF) (4)	5/23 at 100.00	Aa3	3,135,715
122,886	Total Education and Civic Organizations			138,138,376
	Financials – 1.0% (0.7% of Total Investments)
	New Jersey Economic Development Authority, Revenue Refunding Bonds, Kapkowski Road Landfill Project, Series 2002:
4,765	5.750%, 10/01/21	No Opt. Call	Ba2	4,991,051
1,500	6.500%, 4/01/28	No Opt. Call	Ba2	1,767,255
6,265	Total Financials			6,758,306
	Health Care – 19.7% (13.3% of Total Investments)
	Camden County Improvement Authority, New Jersey, Health Care Redevelopment Revenue Bonds, Cooper Health System Obligated Group Issue, Refunding Series 2014A:
175	5.000%, 2/15/25	2/24 at 100.00	BBB+	198,445
220	5.000%, 2/15/26	2/24 at 100.00	BBB+	248,937
1,320	5.000%, 2/15/27	2/24 at 100.00	BBB+	1,489,448
1,385	5.000%, 2/15/28	2/24 at 100.00	BBB+	1,558,901
1,385	5.000%, 2/15/29	2/24 at 100.00	BBB+	1,552,280
2,500	5.000%, 2/15/32	2/24 at 100.00	BBB+	2,768,050
3,040	5.000%, 2/15/33	2/24 at 100.00	BBB+	3,357,163
1,000	5.000%, 2/15/34	2/24 at 100.00	BBB+	1,101,130
1,950	5.000%, 2/15/35	2/24 at 100.00	BBB+	2,141,061
6,100	Camden County Improvement Authority, New Jersey, Health Care Redevelopment Revenue Bonds, Cooper Health System Obligated Group Issue, Series 2013A, 5.750%, 2/15/42	2/23 at 100.00	BBB+	6,705,852

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)
$225	New Jersey Health Care Facilities Finance Authority, Revenue Bonds, AHS Hospital Corporation, Series 2008A, 5.000%, 7/01/27	7/19 at 100.00	AA-	$225,650
	New Jersey Health Care Facilities Financing Authority, New Jersey, Revenue Bonds, Saint Peters University Hospital, Refunding Series 2011:
2,000	6.000%, 7/01/26	7/21 at 100.00	BB+	2,137,560
3,425	6.250%, 7/01/35	7/21 at 100.00	BB+	3,660,229
3,550	New Jersey Health Care Facilities Financing Authority, New Jersey, Revenue Bonds, Saint Peters University Hospital, Series 2007, 5.750%, 7/01/37	7/19 at 100.00	BB+	3,560,330
1,145	New Jersey Health Care Facilities Financing Authority, Revenue and Refunding Bonds, Barnabas Health, Series 2012A, 5.000%, 7/01/24	7/22 at 100.00	AA-	1,259,088
2,525	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, AHS Hospital Corporation, Refunding Series 2016, 4.000%, 7/01/41	1/27 at 100.00	AA-	2,694,150
11,000	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Barnabas Health, Refunding Series 2014A, 5.000%, 7/01/44	7/24 at 100.00	AA-	12,504,910
	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Hackensack Meridian Health Obligated Group, Refunding Series 2017A:
700	5.000%, 7/01/28	7/27 at 100.00	AA-	869,785
4,140	5.000%, 7/01/57	7/27 at 100.00	AA-	4,781,079
	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Hunterdon Medical Center, Refunding Series 2014A:
2,055	5.000%, 7/01/45	7/24 at 100.00	A+	2,251,191
1,310	4.000%, 7/01/45	7/24 at 100.00	A+	1,361,850
12,010	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Inspira Health Obligated Group Issue, Series 2017A, 5.000%, 7/01/42 (UB) (4)	7/27 at 100.00	AA-	13,999,216
	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Meridian Health System Obligated Group, Refunding Series 2011:
3,000	5.000%, 7/01/25	7/22 at 100.00	AA-	3,303,660
3,000	5.000%, 7/01/26	7/22 at 100.00	AA-	3,299,880
2,500	5.000%, 7/01/27	7/22 at 100.00	AA-	2,745,150
1,450	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Meridian Health System Obligated Group, Refunding Series 2013A, 5.000%, 7/01/32	7/23 at 100.00	AA-	1,620,607
	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Princeton HealthCare System, Series 2016A:
830	5.000%, 7/01/32	7/26 at 100.00	AA	989,343
1,055	5.000%, 7/01/33	7/26 at 100.00	AA	1,254,416
1,370	5.000%, 7/01/34	7/26 at 100.00	AA	1,623,820
	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Robert Wood Johnson University Hospital Issue, Series 2014A:
4,235	5.000%, 7/01/39	7/24 at 100.00	AA-	4,822,352
5,955	5.000%, 7/01/43	7/24 at 100.00	AA-	6,775,480
3,945	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Robert Wood Johnson University Hospital, Series 2013A, 5.500%, 7/01/43	7/23 at 100.00	AA-	4,471,145

NXJ	Nuveen New Jersey Quality Muncipal Income Fund (continued)
Portfolio of Investments May 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)
$780	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, RWJ Barnabas Health Obligated Group, Refunding Series 2016A, 5.000%, 7/01/43	7/26 at 100.00	AA-	$906,719
	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Joseph's Healthcare System Obligated Group Issue, Refunding Series 2016:
1,600	3.000%, 7/01/32	7/26 at 100.00	BBB-	1,561,168
1,135	4.000%, 7/01/34	7/26 at 100.00	BBB-	1,198,571
1,600	5.000%, 7/01/35	7/26 at 100.00	BBB-	1,801,776
2,700	5.000%, 7/01/36	7/26 at 100.00	BBB-	3,027,294
3,095	5.000%, 7/01/41	7/26 at 100.00	BBB-	3,429,786
5,600	4.000%, 7/01/48	7/26 at 100.00	BBB-	5,769,008
2,345	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Luke's Warren Hospital Obligated Group, Series 2013, 4.000%, 8/15/37	8/23 at 100.00	A-	2,437,628
	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, University Hospital Issue, Refunding Series 2015A:
5,055	4.125%, 7/01/38 – AGM Insured	7/25 at 100.00	AA	5,342,326
3,910	5.000%, 7/01/46 – AGM Insured	7/25 at 100.00	AA	4,377,675
1,000	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Virtua Health, Series 2009A, 5.500%, 7/01/38 – AGC Insured	7/19 at 100.00	AA	1,003,050
119,320	Total Health Care			132,187,159
	Housing/Multifamily – 3.4% (2.3% of Total Investments)
1,845	New Jersey Economic Development Authority, Revenue Bonds, Provident Group - Kean Properties LLC - Kean University Student Housing Project, Series 2017A, 5.000%, 7/01/47	1/27 at 100.00	BBB-	2,012,323
1,900	New Jersey Economic Development Authority, Revenue Bonds, Provident Group - Rowan Properties LLC - Rowan University Student Housing Project, Series 2015A, 5.000%, 1/01/48	1/25 at 100.00	BBB-	2,031,252
6,075	New Jersey Economic Development Authority, Revenue Bonds, West Campus Housing LLC - New Jersey City University Student Housing Project, Series 2015, 5.000%, 7/01/47	7/25 at 100.00	BBB-	6,456,814
	New Jersey Housing and Mortgage Finance Agency, Multifamily Housing Revenue Bonds, Series 2013-2:
2,165	4.350%, 11/01/33 (AMT)	11/22 at 100.00	AA	2,272,795
1,235	4.600%, 11/01/38 (AMT)	11/22 at 100.00	AA	1,294,762
1,235	4.750%, 11/01/46 (AMT)	11/22 at 100.00	AA	1,295,218
4,320	New Jersey Housing and Mortgage Finance Agency, Multifamily Revenue Bonds, Series 2015A, 4.000%, 11/01/45	11/24 at 100.00	AA-	4,500,403
	New Jersey Housing and Mortgage Finance Agency, Multifamily Revenue Bonds, Series 2017D:
1,125	3.900%, 11/01/32 (AMT)	5/26 at 100.00	AA-	1,193,344
1,750	4.250%, 11/01/37 (AMT)	5/26 at 100.00	AA-	1,858,780
21,650	Total Housing/Multifamily			22,915,691

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Housing/Single Family – 7.1% (4.8% of Total Investments)
	New Jersey Housing & Mortgage Finance Agency, Single Family Home Mortgage Revenue Bonds, Series 2011A:
$7,905	4.450%, 10/01/25	4/21 at 100.00	Aa2	$8,261,358
7,915	4.650%, 10/01/29	4/21 at 100.00	Aa2	8,240,069
	New Jersey Housing and Mortgage Finance Agency, Single Family Housing Revenue Bonds, Series 2018A:
6,760	3.600%, 4/01/33	10/27 at 100.00	AA	7,149,308
4,160	3.750%, 10/01/35	10/27 at 100.00	AA	4,404,608
3,615	New Jersey Housing and Mortgage Finance Agency, Single Family Housing Revenue Bonds, Series 2018B, 3.800%, 10/01/32 (AMT)	10/27 at 100.00	AA	3,818,669
	New Jersey Housing and Mortgage Finance Agency, Single Family Housing Revenue Bonds, Series 2019C:
5,500	3.500%, 10/01/34 (UB) (4)	4/28 at 100.00	AA	5,749,425
5,500	3.850%, 10/01/39 (UB) (4)	4/28 at 100.00	AA	5,789,300
3,750	3.950%, 10/01/44 (UB) (4)	4/28 at 100.00	AA	3,966,788
45,105	Total Housing/Single Family			47,379,525
	Long-Term Care – 2.5% (1.7% of Total Investments)
7,835	Burlington County Bridge Commission, New Jersey, Economic Development Revenue Bonds, The Evergreens Project, Series 2007, 5.625%, 1/01/38	7/19 at 100.00	N/R	7,835,705
510	New Jersey Economic Development Authority, Fixed Rate Revenue Bonds, Lions Gate Project, Series 2014, 5.250%, 1/01/44	1/24 at 100.00	N/R	527,340
5,000	New Jersey Economic Development Authority, Revenue Bonds, United Methodist Homes of New Jersey Obligated Group Issue, Refunding Series 2013, 5.000%, 7/01/34	7/23 at 100.00	BBB-	5,234,000
1,410	New Jersey Economic Development Authority, Revenue Bonds, United Methodist Homes of New Jersey Obligated Group Issue, Refunding Series 2014A, 5.000%, 7/01/29	7/24 at 100.00	BBB-	1,511,591
1,450	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Village Drive Healthcare Urban Renewal LLC, Series 2018, 5.750%, 10/01/38, 144A	10/26 at 102.00	N/R	1,490,948
16,205	Total Long-Term Care			16,599,584
	Tax Obligation/General – 6.1% (4.1% of Total Investments)
2,225	Cumberland County Improvement Authority, New Jersey, County General Obligation Revenue Bonds, Technical High School Project, Series 2014, 5.000%, 9/01/39 – AGM Insured	9/24 at 100.00	AA	2,542,530
440	Cumberland County Improvement Authority, New Jersey, County General Obligation Revenue Bonds, Technical High School Project, Series 2018, 3.125%, 1/15/32 – BAM Insured	1/28 at 100.00	AA	458,832
2,920	Cumberland County Improvement Authority, New Jersey, Guaranteed Lease Revenue Bonds, County Correctional Facility Project, Series 2018, 4.000%, 10/01/43 – BAM Insured	10/28 at 100.00	AA	3,150,008
680	Hamilton Township, Mercer County Board of Education, New Jersey, General Obligation Bonds, Series 2017, 3.250%, 12/15/38	12/27 at 100.00	AA	700,658

NXJ	Nuveen New Jersey Quality Muncipal Income Fund (continued)
Portfolio of Investments May 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
	Harrison, New Jersey, General Obligation Bonds, Parking Utility Series 2018:
$1,340	3.125%, 3/01/31 – BAM Insured	3/28 at 100.00	AA	$1,402,377
1,110	3.250%, 3/01/32 – BAM Insured	3/28 at 100.00	AA	1,165,733
1,255	3.500%, 3/01/36 – BAM Insured	3/28 at 100.00	AA	1,321,139
	Hudson County Improvement Authority, New Jersey, County Guaranteed Governmental Loan Revenue Bonds, Guttenberg General Obligation Bond Project, Series 2018:
375	3.250%, 8/01/34	8/25 at 100.00	AA	387,150
1,040	5.000%, 8/01/42	8/25 at 100.00	AA	1,193,681
	Jersey City, New Jersey, General Obligation Bonds, Refunding General Improvement Series 2017A:
1,000	5.000%, 11/01/29	11/27 at 100.00	AA-	1,228,160
515	5.000%, 11/01/31	11/27 at 100.00	AA-	623,902
440	5.000%, 11/01/33	11/27 at 100.00	AA-	529,333
1,100	Linden, New Jersey, General Obligation Bonds, Refunding Series 2011, 4.000%, 5/01/23	5/21 at 100.00	AA-	1,151,590
1,975	Middletown Township Board of Education, Monmouth County, New Jersey, Refunding Series 2010, 5.000%, 8/01/27	8/20 at 100.00	AA-	2,052,144
2,280	Monroe Township Board of Education, Middlesex County, New Jersey, General Obligation Bonds, Refunding Series 2015, 5.000%, 3/01/38	3/25 at 100.00	AA-	2,615,912
760	Montclair Township, Essex County, New Jersey, General Obligation Bonds, Refunding Parking Utility Series 2014A, 5.000%, 1/01/37	1/24 at 100.00	AAA	866,210
	New Brunswick Parking Authority, Middlesex County, New Jersey, Guaranteed Parking Revenue Bonds, Refunding Series 2012:
465	5.000%, 9/01/28	9/22 at 100.00	A+	510,914
610	5.000%, 9/01/29	9/22 at 100.00	A+	670,396
300	5.000%, 9/01/31	9/22 at 100.00	A+	329,094
250	3.625%, 9/01/34	9/22 at 100.00	A+	257,365
2,190	New Brunswick, New Jersey, General Obligation Bonds, Cultural Center Project, Series 2017, 4.000%, 9/15/44 – AGM Insured	9/27 at 100.00	AA	2,387,648
	Sparta Township Board of Education, Sussex County, New Jersey, General Obligation Bonds, Refunding Series 2015:
1,000	5.000%, 2/15/34	2/25 at 100.00	AA-	1,156,520
1,395	5.000%, 2/15/35	2/25 at 100.00	AA-	1,608,630
5,165	Union County Utilities Authority, New Jersey, Resource Recovery Facility Lease Revenue Bonds, Covantan Union Inc., Lessee, Refunding Series 2011B, 5.250%, 12/01/31 (AMT)	12/21 at 100.00	AA+	5,591,371
2,515	Union County Utilities Authority, New Jersey, Solid Waste System County Deficiency Revenue Bonds, Series 2011A, 5.000%, 6/15/41	6/21 at 100.00	Aaa	2,672,716
2,170	Union County, New Jersey, General Obligation Bonds, Refunding Series 2017, 3.000%, 3/01/27	9/25 at 100.00	Aaa	2,315,650
1,515	Washington Township Board of Education, Mercer County, New Jersey, General Obligation Bonds, Series 2005, 5.250%, 1/01/27 – AGM Insured	No Opt. Call	Aa3	1,903,355
100	Woodbridge Township, Middlesex County, New Jersey, General Obligation Bonds, Refunding Series 2010, 5.000%, 7/15/19	No Opt. Call	AA+	100,426
37,130	Total Tax Obligation/General			40,893,444

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited – 36.0% (24.4% of Total Investments)
$3,775	Bergen County Improvement Authority, New Jersey, Guaranteed Lease Revenue Bonds, County Administration Complex Project, Series 2005, 5.000%, 11/15/26	No Opt. Call	Aaa	$4,705,198
4,150	Essex County Improvement Authority, New Jersey, Project Consolidation Revenue Bonds, Refunding Series 2007, 5.250%, 12/15/22 – AMBAC Insured	No Opt. Call	Aaa	4,701,452
3,000	Garden State Preservation Trust, New Jersey, Open Space and Farmland Preservation Bonds, Series 2003B, 0.000%, 11/01/25 – AGM Insured	No Opt. Call	AA	2,628,030
2,495	Garden State Preservation Trust, New Jersey, Open Space and Farmland Preservation Bonds, Series 2005A, 5.750%, 11/01/28 – AGM Insured	No Opt. Call	AA	3,135,641
	Government of Guam, Business Privilege Tax Bonds, Series 2011A:
5,005	5.250%, 1/01/36	1/22 at 100.00	BB	5,259,304
3,020	5.125%, 1/01/42	1/22 at 100.00	BB	3,149,286
500	Government of Guam, Business Privilege Tax Bonds, Series 2012B-1, 5.000%, 1/01/29	1/22 at 100.00	BB	527,980
	Hudson County Improvement Authority, New Jersey, County Secured Lease Revenue Bonds, Hudson County Vocational Technical Schools Project, Series 2016:
10,310	5.000%, 5/01/46	5/26 at 100.00	AA	11,928,979
3,700	5.250%, 5/01/51	5/26 at 100.00	AA	4,324,264
	New Jersey Economic Development Authority, Cigarette Tax Revenue Refunding Bonds, Series 2012:
310	5.000%, 6/15/21	No Opt. Call	BBB+	328,994
6,400	5.000%, 6/15/25	6/22 at 100.00	BBB+	6,912,384
3,480	5.000%, 6/15/26	6/22 at 100.00	BBB+	3,750,187
7,945	5.000%, 6/15/28	6/22 at 100.00	BBB+	8,533,089
415	5.000%, 6/15/29	6/22 at 100.00	BBB+	444,465
4,410	New Jersey Economic Development Authority, Lease Revenue Bonds, State House Project, Series 2017B, 4.500%, 6/15/40	12/28 at 100.00	A-	4,763,462
5,570	New Jersey Economic Development Authority, Revenue Bonds, Motor Vehicle Surcharge, Refunding Series 2017A, 3.375%, 7/01/30	7/27 at 100.00	BBB+	5,635,949
6,385	New Jersey Economic Development Authority, School Facilities Construction Bonds, Series 2014UU, 5.000%, 6/15/27	6/24 at 100.00	A-	7,125,468
12,000	New Jersey Economic Development Authority, School Facilities Construction Bonds, Series 2015WW, 5.250%, 6/15/40	6/25 at 100.00	A-	13,323,000
5,000	New Jersey Economic Development Authority, School Facilities Construction Financing Program Bonds, Refunding Series 2014PP, 5.000%, 6/15/26	6/24 at 100.00	A-	5,592,100
6,000	New Jersey Economic Development Authority, Sublease Revenue Bonds, New Jersey Transit Corporation Projects, Refunding Series 2017B, 5.000%, 11/01/25	No Opt. Call	A-	6,938,160
	New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Revenue Notes, Series 2016A-1:
1,130	5.000%, 6/15/29	6/26 at 100.00	A+	1,313,444
655	5.000%, 6/15/30	6/26 at 100.00	A+	757,252
32,965	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Capital Appreciation Series 2010A, 0.000%, 12/15/30	No Opt. Call	A-	22,858,590
8,100	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Refunding Series 2006A, 5.500%, 12/15/22	No Opt. Call	A-	9,076,212

NXJ	Nuveen New Jersey Quality Muncipal Income Fund (continued)
Portfolio of Investments May 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Refunding Series 2006C:
$37,565	0.000%, 12/15/32 – AGM Insured	No Opt. Call	AA	$24,818,069
39,090	0.000%, 12/15/33 – AGM Insured	No Opt. Call	AA	24,951,147
5,160	0.000%, 12/15/34 – AGM Insured	No Opt. Call	AA	3,159,829
7,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2010D, 5.000%, 12/15/24	No Opt. Call	A-	8,021,090
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2011A:
145	6.000%, 6/15/35	6/21 at 100.00	A-	155,536
1,510	5.500%, 6/15/41	6/21 at 100.00	A-	1,596,870
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2011B:
285	5.500%, 6/15/31	6/21 at 100.00	A-	304,220
4,345	5.250%, 6/15/36	6/21 at 100.00	A-	4,579,413
445	5.000%, 6/15/37	6/21 at 100.00	A-	465,492
2,660	5.000%, 6/15/42	6/21 at 100.00	A-	2,778,875
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2018A:
1,150	5.000%, 12/15/35	12/28 at 100.00	A-	1,332,540
440	5.000%, 12/15/36	12/28 at 100.00	A-	508,068
4,690	4.250%, 12/15/38	12/28 at 100.00	A-	5,021,536
3,330	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2019AA, 4.500%, 6/15/49	12/28 at 100.00	A-	3,575,554
3,860	Passaic County Improvement Authority, New Jersey, Lease Revenue Bonds, Preakness Healthcare Center Expansion Project, Refunding Series 2015, 3.750%, 5/01/36	5/25 at 100.00	AA	4,068,633
4,005	Passaic County Improvement Authority, New Jersey, Lease Revenue Bonds, Preakness Healthcare Center Expansion Project, Series 2012, 3.500%, 5/01/35	5/22 at 100.00	Aa2	4,092,830
	Union County Improvement Authority, New Jersey, General Obligation Lease Bonds, Juvenile Detention Center Facility Project, Tender Option Bond Trust 2015-XF1019:
285	19.513%, 5/01/28, 144A (IF) (4)	No Opt. Call	Aaa	723,393
285	19.575%, 5/01/29, 144A (IF) (4)	No Opt. Call	Aaa	758,456
200	19.575%, 5/01/30, 144A (IF) (4)	No Opt. Call	Aaa	550,968
370	19.384%, 5/01/31, 144A (IF) (4)	No Opt. Call	Aaa	1,045,328
385	19.483%, 5/01/32, 144A (IF) (4)	No Opt. Call	Aaa	1,130,499
400	19.487%, 5/01/33, 144A (IF) (4)	No Opt. Call	Aaa	1,214,712
415	19.575%, 5/01/34, 144A (IF) (4)	No Opt. Call	Aaa	1,299,747
3,975	Union County Improvement Authority, New Jersey, Lease Revenue Bonds, Plainfield - Park Madison Redevelopment Project, Tender Option Trust 2016-XG0057, 13.782%, 3/01/34, 144A (IF) (4)	No Opt. Call	AA+	8,232,503
258,715	Total Tax Obligation/Limited			242,098,198

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Transportation – 26.0% (17.6% of Total Investments)
$5,550	Casino Reinvestment Development Authority, New Jersey, Parking Revenue Bonds, Series 2005A, 5.250%, 6/01/20 – NPFG Insured	7/19 at 100.00	Baa2	$5,567,427
2,400	Delaware River and Bay Authority, Delaware and New Jersey, Revenue Bonds, Series 2012A, 5.000%, 1/01/42	1/23 at 100.00	A1	2,614,968
	Delaware River and Bay Authority, Delaware and New Jersey, Revenue Bonds, Series 2014A:
1,285	5.000%, 1/01/34	1/24 at 100.00	A1	1,445,779
5,890	4.125%, 1/01/39	1/24 at 100.00	A1	6,233,799
7,800	5.000%, 1/01/44	1/24 at 100.00	A1	8,696,454
	Delaware River Joint Toll Bridge Commission, New Jersey and Pennsylvania, Bridge System Revenue Bonds, Refunding Series 2015:
1,000	4.000%, 7/01/34 – BAM Insured	7/25 at 100.00	AA	1,088,660
2,820	4.000%, 7/01/35 – BAM Insured	7/25 at 100.00	AA	3,064,043
	Delaware River Joint Toll Bridge Commission, New Jersey and Pennsylvania, Bridge System Revenue Bonds, Series 2017:
2,820	5.000%, 7/01/42	7/27 at 100.00	A1	3,334,199
10,210	5.000%, 7/01/47	7/27 at 100.00	A1	12,043,818
	Delaware River Joint Toll Bridge Commission, Pennsylvania, Bridge System Revenue Bonds, Refunding Series 2012A:
2,150	5.000%, 7/01/24	7/22 at 100.00	A1	2,371,729
650	4.000%, 7/01/26	7/22 at 100.00	A1	690,710
625	4.000%, 7/01/27	7/22 at 100.00	A1	663,588
7,035	Delaware River Port Authority, New Jersey and Pennsylvania, Revenue Bonds, Series 2013, 5.000%, 1/01/40	1/24 at 100.00	A+	7,900,938
2,325	Delaware River Port Authority, New Jersey and Pennsylvania, Revenue Bonds, Series 2018A, 5.000%, 1/01/37	1/29 at 100.00	A+	2,845,219
	Delaware River Port Authority, Pennsylvania and New Jersey, Revenue Refunding Bonds, Port District Project, Series 2012:
1,800	5.000%, 1/01/24	1/23 at 100.00	A	1,992,276
1,635	5.000%, 1/01/25	1/23 at 100.00	A	1,808,408
1,875	5.000%, 1/01/26	1/23 at 100.00	A	2,069,963
3,525	5.000%, 1/01/27	1/23 at 100.00	A	3,884,479
5,555	New Jersey Economic Development Authority, Private Activity Bonds, The Goethals Bridge Replacement Project, Series 2013, 5.625%, 1/01/52 (AMT)	1/24 at 100.00	BBB	6,239,598
	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc, Series 1999:
1,000	5.125%, 9/15/23 (AMT)	8/22 at 101.00	BB	1,080,230
1,800	5.250%, 9/15/29 (AMT)	8/22 at 101.00	BB	1,974,078
2,250	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc, Series 2000A & 2000B, 5.625%, 11/15/30 (AMT)	3/24 at 101.00	BB	2,582,730

NXJ	Nuveen New Jersey Quality Muncipal Income Fund (continued)
Portfolio of Investments May 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Transportation (continued)
	New Jersey Economic Development Authority, Special Facility Revenue Bonds, Port Newark Container Terminal LLC Project, Refunding Series 2017:
$5,660	5.000%, 10/01/37 (AMT)	10/27 at 100.00	Ba1	$6,300,599
7,440	5.000%, 10/01/47 (AMT)	10/27 at 100.00	Ba1	8,221,944
	New Jersey Transit Corporation, Grant Anticipation Notes, Federal Transit Administration Section 5307 Urbanized Area Formula Funds, Series 2014A:
6,000	5.000%, 9/15/20	No Opt. Call	A	6,247,260
5,750	5.000%, 9/15/21	No Opt. Call	A	6,153,535
6,570	New Jersey Turnpike Authority, Revenue Bonds, Refunding Series 2015E, 5.000%, 1/01/45	1/25 at 100.00	A+	7,447,161
3,065	New Jersey Turnpike Authority, Revenue Bonds, Series 2005A, 5.250%, 1/01/29 – AGM Insured	No Opt. Call	AA	3,993,205
7,620	New Jersey Turnpike Authority, Revenue Bonds, Series 2012B, 5.000%, 1/01/28	1/23 at 100.00	A+	8,493,785
1,365	New Jersey Turnpike Authority, Revenue Bonds, Tender Option Bond Trust 2016-XF1057, 13.662%, 1/01/43, 144A (IF) (4)	7/22 at 100.00	A+	1,918,767
2,750	Passaic County Improvement Authority, New Jersey, Revenue Bonds, Paterson Parking Deck Facility, Series 2005, 5.000%, 4/15/35 – AGM Insured	7/19 at 100.00	A2	2,757,177
7,235	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Seventy Ninth Series 2013, 5.000%, 12/01/43	12/23 at 100.00	AA-	8,194,433
5,000	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Seventy Seventh Series 2013, 4.000%, 1/15/43 (AMT)	1/23 at 100.00	AA-	5,236,750
	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air Terminal LLC, Sixth Series 1997:
16,150	5.750%, 12/01/22 – NPFG Insured (AMT)	7/19 at 100.00	BBB+	16,737,537
12,130	5.750%, 12/01/25 – NPFG Insured (AMT)	7/19 at 100.00	BBB+	12,590,455
158,735	Total Transportation			174,485,701
	U.S. Guaranteed – 10.9% (7.4% of Total Investments) (5)
	Delaware River Port Authority, New Jersey and Pennsylvania, Revenue Bonds, Series 2010E:
5,005	5.000%, 1/01/40 (Pre-refunded 1/01/20)	1/20 at 100.00	A+	5,108,954
1,000	5.000%, 1/01/40 (Pre-refunded 1/01/20) – AGM Insured	1/20 at 100.00	AA	1,020,770
25	Essex County Improvement Authority, New Jersey, Project Consolidation Revenue Bonds, Refunding Series 2007, 5.250%, 12/15/22 – AMBAC Insured (ETM)	No Opt. Call	Aaa	28,304
	New Jersey Economic Development Authority, Student Housing Revenue Bonds, Provident Group-Montclair Properties LLC, Montclair State University Student Housing Project, Series 2010A:
3,870	5.750%, 6/01/31 (Pre-refunded 6/01/20)	6/20 at 100.00	N/R	4,035,984
2,100	5.875%, 6/01/42 (Pre-refunded 6/01/20)	6/20 at 100.00	N/R	2,192,652
30	New Jersey Environmental Infrastructure Trust, Environmental Infrastructure Bonds, Series 2012A, 3.250%, 9/01/31 (Pre-refunded 9/01/21)	9/21 at 100.00	N/R	31,126

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed (5) (continued)
	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Kennedy Health System Obligated Group Issue, Refunding Series 2012:
$4,165	3.750%, 7/01/27 (ETM)	No Opt. Call	N/R	$4,679,627
3,375	5.000%, 7/01/31 (Pre-refunded 7/01/22)	7/22 at 100.00	N/R	3,728,666
1,500	5.000%, 7/01/37 (Pre-refunded 7/01/22)	7/22 at 100.00	N/R	1,657,185
	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Palisades Medical Center Obligated Group Issue, Refunding Series 2013:
555	5.250%, 7/01/31 (Pre-refunded 7/01/23)	7/23 at 100.00	N/R	635,547
2,570	5.250%, 7/01/31 (Pre-refunded 7/01/23)	7/23 at 100.00	N/R	2,948,458
275	5.500%, 7/01/43 (Pre-refunded 7/01/23)	7/23 at 100.00	N/R	317,614
1,285	5.500%, 7/01/43 (Pre-refunded 7/01/23)	7/23 at 100.00	N/R	1,486,874
7,670	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Barnabas Health Care System, Refunding Series 2011A, 5.625%, 7/01/37 (Pre-refunded 7/01/21)	7/21 at 100.00	N/R	8,315,584
3,805	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, St Clare's Hospital, Series 2004A, 5.250%, 7/01/20 – AGC Insured (ETM)	No Opt. Call	AA	3,959,483
175	New Jersey Institute of Technology, New Jersey, General Obligation Bonds, Series 2012A, 5.000%, 7/01/42 (Pre-refunded 7/01/22)	7/22 at 100.00	N/R	193,895
1,555	New Jersey Sports and Exposition Authority, Convention Center Luxury Tax Bonds, Series 2004, 5.500%, 3/01/22 – NPFG Insured (ETM)	No Opt. Call	Baa2	1,721,867
7,500	New Jersey Turnpike Authority, Revenue Bonds, Series 2009I, 5.000%, 1/01/35 (Pre-refunded 1/01/20)	1/20 at 100.00	A+	7,655,775
2,260	New Jersey Turnpike Authority, Revenue Bonds, Tender Option Bond Trust 2016-XF1057, 13.662%, 1/01/43 (Pre-refunded 7/01/22), 144A (IF)	7/22 at 100.00	N/R	3,176,859
1,650	Newark Housing Authority, New Jersey, City-Secured Police Facility Revenue Bonds, South Ward Police Facility, Series 2009A, 6.750%, 12/01/38 (Pre-refunded 12/01/19) – AGC Insured	12/19 at 100.00	A3	1,693,428
	North Hudson Sewerage Authority, New Jersey, Gross Revenue Lease Certificates, Senior Lien Series 2012A:
1,455	5.000%, 6/01/27 (Pre-refunded 6/01/22)	6/22 at 100.00	N/R	1,607,935
225	5.000%, 6/01/42 (Pre-refunded 6/01/22)	6/22 at 100.00	N/R	248,650
15,840	North Hudson Sewerage Authority, New Jersey, Sewerage Revenue Refunding Bonds, Series 2001A, 0.000%, 8/01/23 – NPFG Insured (ETM)	No Opt. Call	Baa2	14,751,158
2,100	Passaic County Improvement Authority, New Jersey, County Guaranteed Parking Revenue Bonds, 200 Hospital Plaza Project, Series 2010, 5.000%, 5/01/42 (Pre-refunded 5/01/20)	5/20 at 100.00	Aa2	2,168,355
69,990	Total U.S. Guaranteed			73,364,750
	Utilities – 4.6% (3.1% of Total Investments)
13,500	Essex County Improvement Authority, New Jersey, Solid Waste Disposal Revenue Bonds, Covanta Project, Series 2015, 5.250%, 7/01/45 (AMT), 144A	7/20 at 100.00	BB-	13,621,500
1,510	Industrial Pollution Control Financing Authority of Cape May County (New Jersey), Pollution Control Revenue Refunding Bonds, 1991 Series A (Atlantic City Electric Company Project), 6.800%, 3/01/21 – NPFG Insured	No Opt. Call	A	1,639,105

NXJ	Nuveen New Jersey Quality Muncipal Income Fund (continued)
Portfolio of Investments May 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Utilities (continued)
	New Jersey Economic Development Authority, Energy Facilities Revenue Bonds, UMM Energy Partners, LLC Project, Series 2012A:
$1,000	4.750%, 6/15/32 (AMT)	6/22 at 100.00	Baa2	$1,058,660
1,225	5.125%, 6/15/43 (AMT)	6/22 at 100.00	Baa2	1,302,420
5,100	New Jersey Economic Development Authority, Water Facilities Revenue Bonds, New Jersey-American Water Company Inc Project, Refunding Series 2010B, 5.600%, 11/01/34 (AMT)	5/20 at 100.00	A+	5,260,242
2,040	New Jersey Economic Development Authority, Water Facilities Revenue Bonds, New Jersey-American Water Company Inc Project, Refunding Series 2010D, 4.875%, 11/01/29 (AMT)	11/20 at 100.00	A+	2,116,561
2,700	Passaic County Utilities Authority, New Jersey, Solid Waste Disposal Revenue Bonds, Refunding Series 2018, 5.000%, 3/01/37	No Opt. Call	AA	3,520,746
2,530	Salem County Pollution Control Financing Authority, New Jersey, Pollution Control Revenue Bonds, Chambers Project, Refunding Series 2014A, 5.000%, 12/01/23 (AMT)	No Opt. Call	BBB-	2,726,809
29,605	Total Utilities			31,246,043
	Water and Sewer – 4.9% (3.3% of Total Investments)
	New Jersey Economic Development Authority, Water Facilities Revenue Bonds, Middlesex Water Company, Series 2012C:
1,460	5.000%, 10/01/23	No Opt. Call	A+	1,659,889
15,670	4.250%, 10/01/47 (AMT)	10/22 at 100.00	A+	16,218,920
1,650	New Jersey Environmental Infrastructure Trust, Environmental Infrastructure Bonds, Series 2012A, 3.250%, 9/01/31	9/21 at 100.00	AAA	1,681,119
6,270	New Jersey Environmental Infrastructure Trust, Environmental Infrastructure Bonds, Tender Option Bond Trust 2016-XF0395, 5.935%, 9/01/21, 144A (IF) (4)	No Opt. Call	AAA	7,020,895
	North Hudson Sewerage Authority, New Jersey, Gross Revenue Lease Certificates, Senior Lien Series 2012A:
2,365	5.000%, 6/01/27	6/22 at 100.00	A+	2,581,705
3,775	5.000%, 6/01/42	6/22 at 100.00	A+	4,082,587
31,190	Total Water and Sewer			33,245,115
$948,821	Total Long-Term Investments (cost $914,589,083)			993,017,898
	Floating Rate Obligations – (3.0)%			(20,065,000)
	Variable Rate Demand Preferred Shares, net of deferred offering costs – (46.5)% (6)			(312,455,258)
	Other Assets Less Liabilities – 1.7% (7)			11,308,475
	Net Asset Applicable to Common Shares – 100%			$671,806,115
Investments in Derivatives
Interest Rate Swaps - OTC Cleared
Notional Amount	Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Effective Date (8)	Maturity Date	Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Variation Margin Receivable/ (Payable)
$9,500,000	Receive	3-Month LIBOR	3.050%	Semi-Annually	6/04/19	6/04/29	$(832,307)	$467	$(832,774)	$(80,841)

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles ("U.S. GAAP") and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission ("SEC") related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund's notes to financial statements, please refer to the Fund's most recently filed annual or semi-annual report.
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$993,017,898	$ —	$993,017,898
Investments in Derivatives:
Interest Rate Swaps*	—	(832,774)	—	(832,774)
Total	$ —	$992,185,124	$ —	$992,185,124

*	Represents net unrealized appreciation (depreciation).

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(6)	Variable Rate Demand Preferred Shares, net of deferred offering costs as a percentage of Total Investments is 31.5%.
(7)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the OTC cleared and exchange-traded derivatives, when applicable.
(8)	Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each contract.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT	Alternative Minimum Tax
ETM	Escrowed to maturity
IF	Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.
LIBOR	London Inter-Bank Offered Rate
UB	Underlying bond of an inverse floating rate trust reflected as a financing transaction.